Debentures - Schedule Of Credit Facility Debenture Cash Or Common Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Balance, beginning of the period	$ 35,287	$ 36,783
Principal repayments	(2,333)	(2,192)
Discount accretion	553	687	$ 958
Modification	(1,345)	(364)
Other	(276)	373
Balance, end of the period	$ 31,886	$ 35,287	$ 36,783